Goodwill - Summary of Goodwill by Segment (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Jul. 31, 2020	Oct. 31, 2019
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 16,976	$ 16,536
Additions		432
Foreign currency translation adjustments and other	253	8
Ending balance	17,229	16,976
Canadian Retail [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	2,836	2,403
Additions		432
Foreign currency translation adjustments and other	15	1
Ending balance	2,851	2,836
U.S. Retail [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	13,980	13,973
Foreign currency translation adjustments and other	238	7
Ending balance	14,218	13,980
Wholesale Banking [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	160	160
Ending balance	$ 160	$ 160